INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Trade and other payable (Details) - USD ($)	Dec. 31, 2021	Jun. 30, 2021
Current
Trade creditors	$ 82,253,229	$ 51,389,515
Taxes	2,138,995	2,556,945
Miscellaneous	273,704	229,339
Trade and other payable	106,016,242	72,091,408
Shareholders and other other related parties
Current
Trade payable, related party	53,661	52,864
Parent company
Current
Trade payable, related party	182,812	193,718
Joint ventures and associates
Current
Trade payable, related party	$ 21,113,841	$ 17,669,027